Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 50% - Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 50% - Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,677
Fidelity Advisor Asset Manager 50% - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Asset Manager 50% - Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Asset Manager 50% - Class Z
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591